Property, Plant and equipment Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [member]
Capital expenditures [line items]
New machines and installations acquired and leased	€ 5,011	€ 7,757	€ 10,747
Computer and IT infrastructure	1,056	1,268	1,781
Acquired to Poland		1,118	792
New building constructions	7,580	4,865	2,491
Finance leases - total, net	1,480	3,048	4,608
New finance leases	4,567
Increase through leased motor vehicles	1,714	1,119	792
Net loss on disposal of PPE	10	165	83
Total accumulated depreciation finance leases machinery property, plant and equipment	528	1,045	1,745
Land and buildings pledges as security	25,364	26,270	27,319
Other fixed assets pledges - carrying value	2,274	2,884	3,533
Transfers from assets under construction to PP&E	3,886
Excercising purchase option	200
Green Machine Project	1,998
Buidlings Germany	6,302
Decrease of depreciation charges 2019	1,147
Depreciation charge 2020	478
Depreciation charge 2021	276
Additions	15,598	16,901	18,557
Leased assets [member]
Capital expenditures [line items]
Property, plant and equipment	€ 10,996	€ 10,586	€ 5,886